Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Allowance For Doubtful Accounts	$ 156,090	$ 16,500
Long Lived Assets Impairment	19,763	18,881
Advertising Costs	80,269	$ 136,971
Exceeded FDIC Insurance Limits	$ 139,381
Dilutive Common Share Equivalents	34,230,080	23,309,247